Offerings - Offering: 1	Jun. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B ordinary shares (including Class B ordinary shares represented by American Depositary Shares), par value Ps.1.00 Argentine peso per share
Amount Registered | shares	117,214,490
Proposed Maximum Offering Price per Unit	5.4250
Maximum Aggregate Offering Price	$ 635,888,608.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 97,354.55
Offering Note	All or part of the Class B ordinary shares being registered hereby may be represented by ADSs, each of which represents 10 Class B ordinary shares. ADSs represented by American depositary receipts issuable upon the deposit of Class B ordinary shares registered hereby have been previously registered under a separate registration statement on Form F-6 (File No. 333-175170).

Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form F-3 (File No. 333-284113) on June 10, 2025, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.